ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2012
ACQUISITIONS
Schedule Of Purchase Price Allocations
Current assets	$1
Property and equipment	1
Goodwill	2
Current liabilities	(1)
Net cash paid	$3